LOANS TO RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans to Related Parties [Roll Forward]
Beginning balance	$ 8,097	$ 10,426	$ 10,599
Additions	5,034	827	1,791
Deductions	(6,936)	(3,156)	(1,964)
Ending balance	6,195	8,097	10,426
Loans 90 days past due	$ 0	$ 0	$ 0